Lease Arrangements - Schedule Of Quantitative Information Right Of Use Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	$ 12,207,768
Additions to right-of-use assets	192,655
Depreciation charge for right-of-use assets	872,541
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	11,595,815
Depreciation charge for right-of-use assets	566,982
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	575,724
Depreciation charge for right-of-use assets	238,969
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	36,229
Depreciation charge for right-of-use assets	$ 66,590